Pension Plans and Similar Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Pension Plans and Similar Obligations
Schedule of Total Expense of Defined Benefit Pension Plans

€ millions	2024	2023	2022
Defined contribution plans	396	381	425
Defined benefit pension plans	39	57	22
Pension expenses	435	438	447

Schedule of Present Value of the defined Benefit obligations (DBO) and the Fair value of the Plan Assets

	Domestic Plans		Foreign Plans		Other Foreign Post-		Total
€ millions					Employment Plans
	2024	2023	2024	2023	2024	2023	2024	2023
Present value of the DBO	1,204	1,060	752	686	285	256	2,241	2,002
Fair value of the plan assets	1,209	1,063	707	672	124	98	2,040	1,833
Net defined benefit liability (asset)[1]	0	0	61	64	161	158	222	222
thereof: Net defined benefit asset	0	0	-18	-17	-1	-63	-19	-79
Net defined benefit liability	0	0	79	80	162	221	241	301

Net defined benefit asset as % of / Non-current other financial assets	0	0	0	0	0	1	0	1
Net defined benefit liability as % of / Non-current provisions	0	0	16	19	33	51	49	69

¹ After the effects of the asset ceiling.

Schedule of Actuarial Assumptions

Percent	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Discount rate	3.4	3.5	4.2	1.5	2.0	2.6	5.3	5.3	5.5

Schedule of Sensitivity Analysis

€ millions	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans			Total
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Present value of all defined benefit obligations if:
Discount rate was 50 basis points higher	1,156	1,015	908	710	649	505	271	247	203	2,137	1,911	1,616
Discount rate was 50 basis points lower	1,256	1,108	993	798	727	562	292	266	219	2,346	2,101	1,774

Schedule of Plan Asset Allocation

€ millions	2024		2023
	Quoted in an	Not Quoted in an	Quoted in an	Not Quoted in an
	Active Market	Active Market	Active Market	Active Market
Total plan assets	701	1,338	714	1,120
thereof: Asset category
Equity investments	220	0	190	0
Corporate bonds	240	0	233	0
Insurance policies	10	1,337	59	1,120